Ordinary Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Ordinary Shares

Warrants

Public Warrants:

We issued 45,000,000 warrants to former shareholders of Pace as consideration in the Business Combination (the “Public Warrants”), which entitle such warrant holders to purchase one-third of one Ordinary Share for an exercise price of one-third of $11.50. The Public Warrants became exercisable on April 10, 2017, which was thirty days after the completion of the Business Combination. The Public Warrants expire five years after the completion of the Business Combination. As of the date of this filing, no Public Warrants have been exercised.

Founder Warrants:

We issued 22,000,000 warrants to former holders of certain privately placed warrants of Pace and our Predecessor’s former common shareholders as consideration in the Business Combination (the “Founder Warrants”), which entitle such warrant holders to purchase one-third of one Ordinary Share for an exercise price of one-third of $11.50. The Founder Warrants became exercisable on April 10, 2017, which was thirty days after the completion of the Business Combination. The Founder Warrants expire five years after the completion of the Business Combination or earlier upon redemption or liquidation in accordance with their terms. As of the date of this filing, no Founder Warrants have been exercised. The holders of the Founder Warrants may not effect any sale or distribution of the Founder Warrants or the ordinary shares underlying the Founder Warrants for a period lasting until 180 days after the completion of the Business Combination.

Earnout Warrants:

We issued a total of 3,000,000 warrants to our Predecessor’s former common shareholders and TPG Pace Sponsor, LLC, a Cayman Islands limited liability company and an affiliate of TPG Global, LLC, as consideration in the Business Combination (the “Earnout Warrants”). The Earnout Warrants entitle such warrant holders to acquire one ordinary share for each Earnout Warrant for an exercise price of €0.10 per ordinary share in the event that the price per share underlying the Earnout Warrants on the NASDAQ is greater than $13.00 for a period of more than 20 days out of 30 consecutive trading days after the closing date of the Business Combination but within five years after the closing date of the Business Combination. As of the date of this filing, none of the Earnout Warrants were exercised. The holders of the Earnout Warrants may not effect any sale or distribution of the Earnout Warrants or the ordinary shares underlying the Earnout Warrants for a period lasting until 180 days after the completion of the Business Combination.

All warrants issued as part of the Business Combination are classified as paid-in capital and were considered part of a value for value exchange. There was no fair value adjustment to retained earnings and no earnings per share impact.

Ordinary shares

As of January 1, 2016, the number of shares of ordinary shares presented as outstanding totaled 50,481,822, consisting of the number of shares of ordinary shares issued to Predecessor shareholders after the retroactive application of the recapitalization. On March 12, 2017, 52,982,364 shares of ordinary shares were issued as part of a recapitalization completed in the Business Combination. See Note 3 for a further discussion of the Business Combination.

As of March 31, 2017, our ordinary share capital consisted of 103,464,186 ordinary shares outstanding, which have a par value of €0.10 per share.

Ordinary Shares

As of December 31, 2016, there were 100 ordinary shares, par value $0.11 per share, of the Company issued and outstanding. Such issued and outstanding ordinary shares were held by Pace.